EXHIBIT 99.7	CLAYTON WAIVED CONDITIONS SUMMARY

Client Name:
Client Project Name:	SEMT 2024-10
Start - End Dates:	6/28/2024 - 9/16/2024
Deal Loan Count:	221

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	3
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	2
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	2
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	2
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	2
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	1
Credit	Application	CRDAPP1813	Undisclosed non-arm's length transaction	1
Credit	Assets	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	4
Compliance	State Consumer Protection	CMPSTCP117	OH CSPA; Home Mortgage Information Document not provided	1
Compliance	Documentation	CMPDOC5455	Mortgage Insurance required but MI Certificate is missing	1
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in 3 days of application	1
Compliance	RESPA	CMPRESPA2720	RESPA - List of homeowner's counseling organizations; insufficient information to confirm timely delivery.	1
Total				30

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